Finance income and costs - Finance costs (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income and costs
Interest accrued on bank loan	₽ (488,085)	₽ (342,425)	₽ (357,377)
Interest accrued on non-convertible bonds	(271,360)	(270,442)	(12,543)
Interest accrued on lease liabilities	(17,912)	(20,466)	(26,334)
Interest accrued on loans from related parties	(121)	(572)
Other interest costs	(17,883)	(25,674)	(13,291)
Total finance costs	₽ (795,361)	₽ (659,579)	₽ (409,545)